Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended	38 Months Ended	40 Months Ended
	Nov. 08, 2024	Apr. 22, 2022	Nov. 30, 2024	Dec. 31, 2024	Jun. 30, 2022	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Sep. 30, 2022	Aug. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Dec. 31, 2022	Jul. 31, 2025	Aug. 31, 2025	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Aug. 31, 2025
C000254728
Account Value [Line Items]
Line Graph and Table Measure Name										FM Compounders Equity ETF
Accumulated Value	$ 10,000		$ 10,304	$ 9,785		$ 10,118	$ 10,274	$ 9,978			$ 9,926	$ 10,322	$ 10,616		$ 10,516	$ 10,729
C000232649
Account Value [Line Items]
Line Graph and Table Measure Name										FM Focus Equity ETF
Accumulated Value		$ 10,000			$ 8,892				$ 8,408					$ 8,938			$ 9,419	$ 10,191	$ 9,701	$ 10,898	$ 11,845	$ 11,754	$ 12,842	$ 13,004	$ 12,435	$ 13,788	$ 14,233
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	$ 10,000		$ 10,195	$ 9,557		$ 9,891	$ 9,831	$ 9,499			$ 9,281	$ 9,685	$ 10,017		$ 10,115	$ 10,387
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 8,892				$ 8,458					$ 9,097			$ 9,779	$ 10,634	$ 10,286	$ 11,489	$ 12,701	$ 13,246	$ 14,025	$ 14,363	$ 13,750	$ 15,254	$ 15,913